CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash	$ 247,194	$ 1,219,358	$ 196,153
Accounts receivable, net	703,751	563,905	414,809
Prepaid expenses and other current assets	492,280	1,725,062	480,706
Total current assets	1,443,225	3,508,325	1,091,668
Property and equipment, net	183,637	202,421	74,194
Right of use lease asset - operating	996,285	1,122,412	944,487
Software development costs, net	1,126,733	903,412	531,061
Acquired technology, net	6,435,973	0	79,428
Customer relationships, net	2,439,379	2,980,412	2,350,380
Forward purchase agreement	3,321,883	5,484,556	0
Goodwill	1,484,966	1,484,966	1,484,966
Total long-term assets	15,988,856	12,178,179	5,464,516
TOTAL ASSETS	17,432,081	15,686,504	6,556,184
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	5,735,108	3,243,338	2,336,174
Operating lease liability, current portion	239,428	241,945	169,417
Notes payable, current portion	6,543,511	4,720,454	4,034,865
Related party notes payable	279,462	550,975	244,666
Deferred revenue	142,528	119,598	13,847
Total current liabilities	12,940,037	8,876,310	6,798,969
Long-term related party debt, net of current maturities	314,469
Long-term debt, net of current maturities	2,942,584	1,420,137	1,449,261
Operating lease liability, net of current portion	824,342	945,889	809,458
Total long-term liabilities	4,081,395	2,366,026	2,258,719
TOTAL LIABILITIES	17,021,432	11,242,336	9,057,688
Commitments and Contingencies (Note 11)		0	0
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock par value $0.0001; 40,000,000 shares authorized; Issued and Outstanding: 4,376,709 as of June 30, 2024 and 3,755,209 as of December 31, 2023	438	376	0
Common Stock par value $0.0001; 250,000,000 shares authorized; Issued and Outstanding: 10,404,336 as of June 30, 2024 and 10,068,477 as of December 31, 2023	1,040	1,007	608
Additional paid-in-capital	131,962,312	119,481,543	80,359,848
Accumulated deficit	(131,553,141)	(115,038,758)	(82,861,960)
TOTAL STOCKHOLDERS' EQUITY	410,649	4,444,168	(2,501,504)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 17,432,081	$ 15,686,504	$ 6,556,184